Share-based Compensation - Market-Based Performance Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Mar. 20, 2023	Mar. 16, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expense recognized			$ 2,319	$ 309	$ 309	$ 4,685	$ 300
Equity Incentive Plan 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		8,059,796				5,874,144
Exercise price of shares granted						$ 2.16
Expected volatility			96.80%	95.10%	95.10%	97.10%
Risk-free rate			3.60%	3.00%	3.00%	3.60%
Expected life			6 years 1 month 6 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years 1 month 6 days
Market-Based Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	306,373
Period of volume weighted average trading price ("VWAP")	20 days
Minimum price per share for vesting awards	$ 30
Threshold period from grant date for vesting awards	5 years
Exercise price of shares granted	$ 8.16
Expiration term (in years)	10 years
Expected volatility						80.00%
Risk-free rate						3.60%
Expected life						2 years 2 months 12 days
Fair value per Market-Based Share Options						$ 4.66
Expense recognized			$ 200			$ 200